Organization (Details Textual)	12 Months Ended
Dec. 31, 2013
Feeder [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Entity Incorporation, Date Of Incorporation	Feb. 21, 2006
Subsidiary or Equity Method Investee, Nature of Operations	Bladex Offshore Feeder Fund was incorporated on February 21, 2006 under the laws of the Cayman Islands, and invested substantially all its assets in Bladex Capital Growth Fund, which was also incorporated under the laws of the Cayman Islands.
Bladex Representacao Ltda [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Entity Incorporation, Date Of Incorporation	Jan. 07, 2000
Subsidiary or Equity Method Investee, Nature of Operations	Bladex Representacao Ltda., incorporated under the laws of Brazil on January 7, 2000, acts as the Banks representative office in Brazil.
Parent Entity Ownership Percentage In Subsidiary	99.999%
Maximum Equity Interest Held By Any Registered Owner	0.001%
Bladex Holdings Inc [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Entity Incorporation, Date Of Incorporation	May 30, 2000
Subsidiary or Equity Method Investee, Nature of Operations	Bladex Holdings Inc. exercised control over Bladex Asset Management Inc., incorporated on May 24, 2006, under the laws of the State of Delaware, USA, which, until its dissolution, provided investment management services to Bladex Offshore Feeder Fund and Bladex Capital Growth Fund
Bladex Latam Fundo de Investimento Multimercado [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Entity Incorporation, Date Of Incorporation	May 03, 2011
Subsidiary or Equity Method Investee, Nature of Operations	The objective of the Brazilian Fund is to achieve capital gains by dealing in the interest, currency, securities, commodities and debt markets, and by trading instruments available in the spot and derivative markets.
Parent Entity Ownership Percentage In Subsidiary	99.00%
BLX Brazil Ltd [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Entity Incorporation, Date Of Incorporation	Oct. 05, 2010
Parent Entity Ownership Percentage In Subsidiary	99.80%
New York Agency [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Entity Incorporation, Date Of Incorporation	Mar. 27, 1989
Subsidiary or Equity Method Investee, Nature of Operations	The New York Agency is principally engaged in financing transactions related to international trade, mostly the confirmation and financing of letters of credit for customers of the Region. The New York Agency is also licensed by the State of New York Banking Department, USA, to operate an International Banking Facility (IBF).
BCG PA LLC [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Parent Entity Ownership Percentage In Subsidiary	50.00%
Alpha 4X Feeder Fund [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Investment funds Participation Percentage	55.87%
Bladex Head Office [Member] | Bladex Asset Management Brazil [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Parent Entity Ownership Percentage In Subsidiary	99.9999%
Bladex Asset Management Inc [Member] | Bladex Asset Management Brazil [Member]
Organization Subsidiary Equity Method Investee And Variable Interest Entities [Line Items]
Parent Entity Ownership Percentage In Subsidiary	0.0001%